CALVERT GLOBAL WATER FUND
Supplement to
Calvert Equity and Asset Allocation Funds Prospectus (Class A, C and Y)
dated February 1, 2016
Calvert Equity Funds Prospectus (Class I)
dated February 1, 2016
Date of Supplement: June 1, 2016
The information in this Supplement updates information in the Prospectus, supersedes any contrary information in the Prospectus or any prior supplement, and should be read in conjunction with the Prospectus.
Portfolio Management for Calvert Global Water Fund
Matthew Moore will no longer serve as a portfolio manager for Calvert Global Water Fund effective as of
June 24, 2016. Laurie Webster, CFA, Lise Bernhard, Christopher Madden, CFA and Jade Huang, will remain on the portfolio management team for the Fund.

In addition, Dale R. Stout, CFA will be added to the portfolio management team for Calvert Global Water Fund effective as of June 24, 2016.

Accordingly, effective June 24, 2016, the Prospectus is hereby amended as follows:
The table under "Portfolio Management" in the Fund Summary for Calvert Global Water Fund is revised and restated as follows:

Portfolio Manager Name	Title	Length of Time Managing Fund
Laurie Webster, CFA	Vice President - Investment Operations and Indexing	Since April 2016
Dale R. Stout, CFA	Index Portfolio Manager and Senior Analyst	Since June 2016
Lise Bernhard	Director of Investment Operations and Performance	Since April 2016
Christopher Madden, CFA	Portfolio Manager	Since April 2016
Jade Huang	Portfolio Manager	Since April 2016
Under "Management of Fund Investments -- More Information About the Advisor, Subadvisors and Portfolio Managers" the section entitled "Calvert Global Water Fund" is revised and restated as follows:
Calvert Global Water Fund
Calvert Investment Management, Inc.
See “About Calvert” above.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Laurie Webster, CFA
July 2015 - present: Vice President - Investment Operations and Indexing, Calvert.
2007 - June 2015: Director, Investment and Performance Systems, Calvert.
Ms. Webster has 30 years of experience in the financial industry and has been with Calvert for 15 years.
Portfolio Manager
Dale R. Stout, CFA
October 2015 - present: Index Portfolio Manager and Senior Analyst, Calvert.
November 2012 - October 2015: Investment Systems Manager and Analyst, Calvert.
April 2010 - November 2012: Senior Investment Analyst - Equities, Calvert.
Mr. Stout has 13 years of experience in the financial industry, all at Calvert.
Portfolio Manager
Lise Bernhard
October 2015 - present: Director of Investment Operations and Performance, Calvert. Prior to October 2015, Ms. Bernhard was Manager, Calvert Responsible Indexes and Senior Performance Analyst, Calvert. Ms. Bernhard has over 20 years of experience in the financial industry and has been with Calvert for 10 years.
Portfolio Manager
Christopher Madden, CFA	November 2015 - present: Portfolio Manager, Calvert October 2010 - October 2015: Senior Equity Analyst, Calvert	Portfolio Manager
Jade Huang	November 2015 - present: Portfolio Manager, Calvert 2010 - October 2015: Senior Equity Analyst, Calvert 2006 - 2010: Equity Analyst, Calvert	Portfolio Manager